Commitments & Contingencies (Details) - USD ($)		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Deferred underwriting discount, per unit (in Dollars per share)	$ 0.35
Aggregate amount	$ 12,075,000
Underwriting fee		$ 9,056,250
Additional paid-in capital		8,784,563
Underwriting fee payable		3,018,750	$ 12,075,000
Acquiror Cash		100,000,000
Aggregate purchase price		10,000,000
Fixed underwriting discount	$ 6,405,000
Reversal of transaction costs		271,687
Ordinary Shares
Commitments & Contingencies (Details) [Line Items]
Acquiror Cash		100,000,000
Class A Ordinary Shares
Commitments & Contingencies (Details) [Line Items]
Underwriting fee payable		0.0001
Business Combination [Member]
Commitments & Contingencies (Details) [Line Items]
Acquiror Cash		$ 100,000,000